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dspies@sidley.com (312) 853 4167	Founded 1866

February 9, 2016

VIA EDGAR

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	Global Macro Trust (the “Trust”) – Registration Statement on Form S-1

Ladies and Gentlemen:

Accompanying this letter for filing pursuant to the Securities Act of 1933, as amended, is a copy of the Registration Statement on Form S-1 relating to an offering by the Trust of units of beneficial interest (“Units”). The filing reflects changes to the Trust’s Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (Reg. No. 333-183197) filed with the Commission on April 30, 2015 (effective May 1, 2015). This filing is being made to comply with Commission Rule 415(a)(5) and includes unsold Units from the prior Registration Statement as permitted by Rule 415(a)(6). The Registration Statement will be amended prior to its effectiveness to reflect any Units sold during the grace period pursuant to Rule 415(a)(5). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Millburn Ridgefield Corporation, the Trust’s managing owner, for five years.

Thank you very much for your attention to this filing. If you have any questions, please do not hesitate to contact me at (312) 853-4167.

Very truly yours,

Daniel F. Spies

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